Discontinued Operations - Summary of Net Gain Loss on Merger (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023
Disclosure In Tabular Form Of Net Gain Loss On Merger [Line Items]
Net assets disposed		$ 49,120	$ 48,530
Net cash completion payment on merger of Petroleum with Woodside	$ (683)
Discontinued operations [member]
Disclosure In Tabular Form Of Net Gain Loss On Merger [Line Items]
Net assets disposed	10,172
Fair value of Woodside shares	19,566
Net cash completion payment on merger of Petroleum with Woodside	(683)
Foreign currency translation reserve transferred to the income statement	54
Other provisions and related indemnities recognised at completion	(353)
Transaction and other directly attributable costs	(245)
Income tax expense	(8)
Net gain on Petroleum merger with Woodside	$ 8,159